Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2021		Jun. 30, 2021	Sep. 30, 2020		Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Revenues:
Earned premiums	$ 293,275			$ 245,491					$ 869,014		$ 713,713		$ 955,393	$ 753,973
Other	191			2,376					485		3,100		3,829	2,988
Total revenues	293,466			247,867					869,499		716,813		959,222	756,961
Revenue, Product and Service [Extensible List]			us-gaap:FinancialServiceMember			us-gaap:FinancialServiceMember	us-gaap:FinancialServiceMember	us-gaap:FinancialServiceMember
Expenses:
Medical expenses	253,990			190,080					779,470		577,978		792,992	661,389
Selling, general, and administrative expenses	76,846			38,794					212,910		105,279		156,398	110,134
Depreciation and amortization	4,080			3,933					11,725		11,024		15,095	14,922
Total expenses	334,916			232,807					1,004,105		694,281		964,485	786,445
Income (loss) from operations	(41,450)			15,060					(134,606)		22,532		(5,263)	(29,484)
Other expenses:
Interest expense	4,414			4,271					12,991		12,623		16,931	14,897
Other (income) expenses	(48)			(57)					(145)		770		732	351
Total other expenses	4,366			4,214					12,846		13,393		17,663	15,248
Income (loss) before income taxes	(45,816)			10,846					(147,452)		9,139		(22,926)	(44,732)
Provision for income taxes	0			0					0		0		0	0
Net income (loss) attributable to Alignment Healthcare, Inc.	$ (45,816)			$ 10,846					$ (147,452)		$ 9,139		$ (22,926)	$ (44,732)
Total weighted-average common shares outstanding—basic and diluted	177,828,872	[1]		152,255,955	[1]				169,786,542	[1]	148,747,914	[1]	620,939	566,200
Net income (loss) per share—basic and diluted	$ (0.26)			$ 0.07					$ (0.87)		$ 0.06		$ (36.92)	$ (79.00)
UNAUDITED PRO FORMA WEIGHTED-AVERAGE NUMBER OF MEMBERSHIP UNITS OUTSTANDING—BASIC AND DILUTED													152,132,299
UNAUDITED PRO FORMA NET LOSS PER UNIT—BASIC AND DILUTED													$ (0.15)

[1]	The weighted-average shares used in computing net loss per share, basic and diluted were retroactively adjusted as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.